Income Tax Expenses - Summary of Reconciliation from Income Tax Calculated Based on the Applicable Tax Rates and Profit before Income Tax (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax	¥ 17,909,505	¥ 19,433,841	¥ 18,649,260
Income tax calculated at the PRC statutory tax rate of 25%	4,477,376	4,858,460	4,662,315
Tax effect of:
Differential income tax rates applicable to subsidiaries	756,392	350,051	62,062
Expenses and losses not deductible for tax purposes	262,843	530,638	113,973
Deductible temporary differences and tax losses for which no deferred tax asset was recognized	280,251	244,187	47,687
Reversal of deferred tax assets recognized in prior years related to deductible tax	3,643	190,104
Utilization of previously unrecognized tax losses	(913)	(2,439)
Utilization of previously unrecognized deductible temporary difference	(13,798)	(2,724)	(1,230)
Income not subject to tax	(99,378)	(36,536)	(17,688)
Effect of tax rate changes on deferred income taxes		(37,959)	173,680
Others	(33,151)	22,915	32,527
Income tax expense	¥ 5,633,265	¥ 6,116,697	¥ 5,073,326